Share-Based Payments (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Payment Expense					$ 64	$ 68	$ 57
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	29.8		29.8		32.9	37.6	42.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					5.3	5.3	4.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 10.19	$ 9.67	$ 12.36
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 95	$ 108
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares					11.5	11.9
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 11 months
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Payment Expense	$ 10	$ 13	$ 37	$ 48	$ 60	$ 63	$ 56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4.9	4.8	5.0	5.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 6.71	$ 10.19
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 82		$ 82		$ 95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	10.5		10.5		11.5
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years 24 days